Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (“PVP”) DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the Company is providing the following information regarding the relationship between executive compensation and the financial performance of the Company since our spin-off in November 2022.
					Year-end value of $100 invested on 11/01/2022 in:
Year	SCT Total for CEO (a)$	CAP to CEO (a)(b)$	Average SCT Total for Non- CEO NEOs (a) $	Average CAP to Non-CEO NEOs (a)(b) $	RXO (c) $	Dow Jones Transportation Average (c) $	Net Income (millions) (d) $	Adjusted EBITDA (millions) (e) $
2023	5,665,191	8,403,024	1,739,439	2,997,271	122.04	117.59	4	132
2022	11,035,672	8,374,864	4,905,970	4,942,624	90.24	99.05	92	306
(a)	Amounts shown are the total compensation as calculated in the Summary Compensation Table (or “SCT”), for the CEO (Mr. Wilkerson) and the average for our non-PEO NEOs (Mr. Harris and Mr. Firestone).
(b)
Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. In some cases, the equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO are not included because they do not reflect compensation actually paid by RXO.

	CEO		Average Other NEOs
	2023	2022	2023	2022
Total Compensation from SCT	$5,665,191	$11,035,672	$1,739,439	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($5,000,007)	($9,262,804)	($1,175,018)	($3,499,382)
Year-end fair value of unvested awards granted in the current year	$5,642,899	$6,601,996	$1,326,099	3,536,036
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,971,082	n/a	$1,057,417	n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$123,859	n/a	$49,334	n/a
Compensation Actually Paid (as calculated)	$8,403,024	$8,374,864	$2,997,271	$4,942,624
(c)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date our spinoff was completed, and we became publicly traded during 2022. As permitted by SEC rules, the peer group referenced in this table for the purpose of the TSR comparison is the group of companies included in the Dow Jones Transportation Average.

(d)	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for the year shown.
(e)
Adjusted EBITDA is the financial measure, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure further defined under Annex A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(a)	Amounts shown are the total compensation as calculated in the Summary Compensation Table (or “SCT”), for the CEO (Mr. Wilkerson) and the average for our non-PEO NEOs (Mr. Harris and Mr. Firestone).

Peer Group Issuers, Footnote
(c)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date our spinoff was completed, and we became publicly traded during 2022. As permitted by SEC rules, the peer group referenced in this table for the purpose of the TSR comparison is the group of companies included in the Dow Jones Transportation Average.

PEO Total Compensation Amount	$ 5,665,191	$ 11,035,672
PEO Actually Paid Compensation Amount	$ 8,403,024	8,374,864
Adjustment To PEO Compensation, Footnote
(b)
Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. In some cases, the equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO are not included because they do not reflect compensation actually paid by RXO.

	CEO		Average Other NEOs
	2023	2022	2023	2022
Total Compensation from SCT	$5,665,191	$11,035,672	$1,739,439	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($5,000,007)	($9,262,804)	($1,175,018)	($3,499,382)
Year-end fair value of unvested awards granted in the current year	$5,642,899	$6,601,996	$1,326,099	3,536,036
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,971,082	n/a	$1,057,417	n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$123,859	n/a	$49,334	n/a
Compensation Actually Paid (as calculated)	$8,403,024	$8,374,864	$2,997,271	$4,942,624

Non-PEO NEO Average Total Compensation Amount	$ 1,739,439	4,905,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,997,271	4,942,624
Adjustment to Non-PEO NEO Compensation Footnote
(b)
Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. In some cases, the equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO are not included because they do not reflect compensation actually paid by RXO.

	CEO		Average Other NEOs
	2023	2022	2023	2022
Total Compensation from SCT	$5,665,191	$11,035,672	$1,739,439	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($5,000,007)	($9,262,804)	($1,175,018)	($3,499,382)
Year-end fair value of unvested awards granted in the current year	$5,642,899	$6,601,996	$1,326,099	3,536,036
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,971,082	n/a	$1,057,417	n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$123,859	n/a	$49,334	n/a
Compensation Actually Paid (as calculated)	$8,403,024	$8,374,864	$2,997,271	$4,942,624

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values of equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP is impacted by stock price and so may have a relation to our TSR and peer group TSR, but other factors can also impact CAP. Net income is not a measure under our compensation program for 2023, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.
The following charts illustrate the relationship between CAP to our CEO and Non-CEO NEOs, and our Company’s TSR, Adjusted EBITDA and Net Income performance over the reporting period.

Compensation Actually Paid vs. Net Income
Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values of equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP is impacted by stock price and so may have a relation to our TSR and peer group TSR, but other factors can also impact CAP. Net income is not a measure under our compensation program for 2023, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.
The following charts illustrate the relationship between CAP to our CEO and Non-CEO NEOs, and our Company’s TSR, Adjusted EBITDA and Net Income performance over the reporting period.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values of equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP is impacted by stock price and so may have a relation to our TSR and peer group TSR, but other factors can also impact CAP. Net income is not a measure under our compensation program for 2023, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.
The following charts illustrate the relationship between CAP to our CEO and Non-CEO NEOs, and our Company’s TSR, Adjusted EBITDA and Net Income performance over the reporting period.

Total Shareholder Return Vs Peer Group
Relationship between Pay and Performance. We became a standalone public company in 2022. CAP, as required under SEC rules, reflects adjustments to the values of equity awards, including based on year-end stock prices, but does not reflect actual amounts paid out for those awards. As a result, CAP is impacted by stock price and so may have a relation to our TSR and peer group TSR, but other factors can also impact CAP. Net income is not a measure under our compensation program for 2023, but Adjusted EBITDA was the performance goal under our cash-based Annual Incentive Plan.

Tabular List, Table
Most Important Financial Measures. We are required to list the most important measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance.
Adjusted EBITDA. The only financial measure under RXO programs for 2023 was Adjusted EBITDA, which was the metric used in our STI program. For further information on our executive compensation program, please see the “Compensation Discussion and Analysis” section above.

Total Shareholder Return Amount	$ 122.04	90.24
Peer Group Total Shareholder Return Amount	117.59	99.05
Net Income (Loss)	$ 4,000,000	$ 92,000,000
Company Selected Measure Amount	132,000,000	306,000,000
PEO Name	Mr. Wilkerson	Mr. Wilkerson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(e)
Adjusted EBITDA is the financial measure, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure further defined under Annex A.

PEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,007)	$ (9,262,804)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,642,899	6,601,996
PEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,971,082
PEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,859
Non-PEO NEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,175,018)	(3,499,382)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,326,099	$ 3,536,036
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,057,417
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,334